Rule 497(e)

Registration Nos. 333-174332 and 811-22559

FIRST TRUST EXCHANGE-TRADED FUND IV
(the “Trust”)

FIRST TRUST EIP CARBON IMPACT ETF
(the “Fund”)

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 14, 2019
AS SUPPLEMENTED ON AUGUST 29, 2019

NOVEMBER 4, 2019

 On August 29, 2019, the Fund made a filing pursuant to Rule 497(e) of the Securities Act of 1933 (the “1933 Act”) deleting the sub-sections of the Fund’s statement of additional information entitled “Additional Information – Information for Investors in the European Economic Area” and “Additional Information – Information for Investors in the United Kingdom” (the “Previous Filing”). This filing, made pursuant to Rule 497(e) of the 1933 Act, hereby supersedes the Previous Filing and reinstates the sub-sections deleted by the Previous Filing.

PLEASE KEEP THIS SUPPLEMENT WITH THE FUND’S STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE